As filed with the Securities and Exchange Commission on November 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21854

CITIGROUP ALTERNATIVE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

731 Lexington Avenue, 28th Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)

Millie Kim, Esq.
Citigroup Alternative Investments LLC
731 Lexington Avenue, 28th Floor
New York, NY 10022
(Name and address of agent for service)

COPY TO:

Paul S. Schreiber, Esq.
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

(866) 832-9160
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Citigroup Alternative Investments Tax Advantaged Short Term Fund
Schedule of Investments (Unaudited)
September 30, 2006

Shares or
Principal
Amount		Value
	TAX EXEMPT OBLIGATIONS - 97.22%
	FLOATING RATE MUNICIPAL BONDS - 97.22%
	California - 2.08%
	California State Economic Recovery General Obligation (CS - MBIA) (LF - JP Morgan Chase Bank)
$695,000	3.770%, 01/01/2012 (a)	$695,000
	California State Public Works Board Lease Revenue (CS - MBIA) (LF - Merrill Lynch Capital Services) (Callable at $100.00 on 11/01/15)
1,100,000	3.770%, 11/01/2021 (a)	1,100,000
		1,795,000
	Colorado - 0.70%
	Regional Transportation District Colorado Certificates Participation Revenue (CS - AMBAC) (LF - Merrill Lynch Capital Services) (Callable at $100.00 on 06/01/15)
600,000	3.780%, 06/01/2025 (a)	600,000
	Connecticut - 5.45%
	Connecticut State General Obligation (LF - Merrill Lynch Capital Services) (Callable at $101.00 on 03/15/08)
4,695,000	3.760%, 03/15/2012 (a)	4,695,000
	District of Columbia - 0.20%
	District of Columbia Revenue - George Washington University (CS - MBIA) (SPA - Bank of America N.A.)
175,000	3.780%, 09/15/2029	175,000
	Florida - 5.22%
	Broward County Florida School Board Certificates Participation (CS - FSA) (LF - Merrill Lynch Capital Services) (Callable at $100.00 on 07/01/15)
4,000,000	3.780%, 07/01/2024 (a)	4,000,000
	Sarasota County Florida Utility System Revenue (CS - FGIC) (SPA - Merrill Lynch Capital Services)
500,000	3.780%, 10/01/2021 (a)	500,000
		4,500,000
	Hawaii - 4.87%
	Eclipse Funding Trust - Honolulu Hawaii Revenue 144A (CS - MBIA) (LF - U.S. Bank N.A.)
4,200,000	3.770%, 07/01/2014 (a)	4,200,000
	Illinois - 5.92%
	Chicago Illinois Sales Tax Revenue Refunding (CS - FGIC) (SPA - JP Morgan Chase Bank)
100,000	3.800%, 01/01/2034	100,000
	Cook County Illinois General Obligation (CS - FGIC) (LF - Merrill Lynch Capital Services) (Callable at $101.00 on 11/15/09)
600,000	3.780%, 11/15/2023 (a)	600,000
	Illinois State General Obligation (CS - FSA) (SPA - Merrill Lynch Capital Services)
600,000	3.780%, 04/01/2010 (a)	600,000
	Metropolitan Pier and Exposition Authority Illinois Dedicated State Tax Revenue (LF - Merrill Lynch Capital Services)
3,800,000	3.780%, 06/15/2023	3,800,000
		5,100,000
	Massachusetts - 4.58%
	Massachusetts Bay Transportation Authority Massachusetts Sales Tax Revenue (LF - JP Morgan Chase Bank)
130,000	3.770%, 01/01/2027 (a)	130,000
	Massachusetts State General Obligation (CS - MBIA) (LF - Dexia Credit Local)
2,670,000	3.760%, 12/01/2020 (a)	2,670,000
	Massachusetts State School Building Authority Dedicated Sales Tax Revenue (CS - FSA) (LF - JP Morgan Chase & Company)
100,000	3.770%, 08/15/2013 (a)	100,000
	Massachusetts State Water Resources Authority Revenue Refunding (CS - FGIC) (SPA - Bayerische Landesbank)
1,050,000	3.750%, 08/01/2037	1,050,000
		3,950,000
	Michigan - 13.23%
	Detroit Michigan City School District General Obligation (CS - FSA Qualified School Board Loan Fund) (LF - Bayerische Hypo-Und Vereinsbank)
3,000,000	3.770%, 05/01/2029 (a)	3,000,000
	Michigan Municipal Bond Authority Revenue (LF - JP Morgan Chase & Company) (Callable at $100.00 on 10/01/12)
1,000,000	3.780%, 10/01/2021 (a)	1,000,000
	Michigan State Building Authority Revenue (CS - FGIC) (LF - JP Morgan Chase Bank)
3,200,000	3.810%, 04/15/2014 (a)	3,200,000
	Michigan State Comprehensive Transportation Revenue (CS - FSA) (LF - Dexia Credit Local)
4,200,000	3.770%, 05/15/2023 (a)	4,200,000
		11,400,000
	New Jersey - 7.19%
	New Jersey State General Obligation (CS - AMBAC) (LF - Dexia Credit Local)
1,000,000	3.760%, 07/15/2016 (a)	1,000,000
	New Jersey State Transportation Trust Fund Authority Revenue (CS - AMBAC) (SPA - Dexia Credit Local)
1,000,000	3.760%, 12/15/2023 (a)	1,000,000
	New Jersey State Transportation Trust Fund Authority Revenue (CS - MBIA) (SPA - Wachovia Bank N.A.)
4,000,000	3.770%, 12/15/2021 (a)	4,000,000
	New Jersey State Turnpike Authority Turnpike Revenue (CS - MBIA) (LF - JP Morgan Chase Bank)
200,000	3.780%, 01/01/2008 (a)(b)	200,000
		6,200,000
	New York - 16.79%
	Metropolitan Transportation Authority New York Transit Facilities Revenue (CS - FGIC Transferable Custodial Receipts) (SPA - Wachovia Bank N.A.)
800,000	3.770%, 07/01/2029 (a)	800,000
	New York New York City Municipal Water Finance Authority Water and Sewer System Revenue (CS - AMBAC) (LF - JP Morgan Chase Bank)
1,000,000	3.780%, 06/15/2012 (a)	1,000,000
	New York New York City Transitional Finance Authority Revenue (SPA - Royal Bank of Canada)
1,770,000	3.870%, 11/01/2022	1,770,000
	New York New York General Obligation (LOC - Bayerische Landesbank)
2,000,000	3.720%, 08/01/2020	2,000,000
	New York New York General Obligation (CS - AMBAC) (LF - JP Morgan Chase Bank)
1,500,000	3.780%, 06/01/2013 (a)	1,500,000
	New York State Dormitory Authority Revenues Secondary Issues (CS - FSA Custodial Receipts) (SPA - Bank of New York)
4,250,000	3.770%, 07/01/2018 (a)	4,250,000
	New York State Local Government Assistance Corporation Revenue (CS - AMBAC) (SPA - Societe Generale) (Callable at $101.00 on 04/01/07)
1,250,000	3.760%, 04/01/2011 (a)	1,250,000
	New York State Tollway Authority Second General Highway and Bridge Trust Fund Revenue (CS - AMBAC) (LF - JP Morgan Chase Bank)
700,000	3.780%, 04/01/2014 (a)	700,000
	Triborough Bridge and Tunnel Authority New York Special Obligation Revenue Refunding (CS - FSA) (SPA - Landesbank Baden-Wurttem)
1,200,000	3.720%, 01/01/2031	1,200,000
		14,470,000
	North Carolina - 3.02%
	North Carolina State Public Improvement General Obligation (SPA - Landesbank Hessen-Thuringen)
1,900,000	3.750%, 05/01/2021	1,900,000
	Raleigh North Carolina Combined Enterprise System Revenue (LF - JP Morgan Chase Bank)
700,000	3.780%, 03/01/2012 (a)	700,000
		2,600,000
	Ohio - 0.15%
	Akron Ohio Income Tax Revenue (CS - FGIC) (LF - JP Morgan Chase Bank)
125,000	3.780%, 12/01/2011 (a)	125,000
	Pennsylvania - 0.87%
	Chester County Pennsylvania School Authority School Lease Revenue (CS - AMBAC) (LF - JP Morgan Chase & Company)
750,000	3.780%, 10/01/2013 (a)	750,000
	Texas - 19.94%
	Amarillo Texas Independent School District (LF - Merrill Lynch Capital Services)
4,000,000	3.780%, 02/01/2024	4,000,000
	Austin Texas Water and Wastewater System Revenue Refunding (CS - FSA) (SPA - Landesbank Baden-Wurttem) (Callable at $100.00 on 10/15/06)
170,000	3.780%, 05/15/2024	170,000
	Brownsville Texas Utility System Revenue (CS - AMBAC) (LF - Deutsche Bank A.G.) (Callable at $100.00 on 09/01/15)
400,000	3.770%, 09/01/2021 (a)	400,000
	Clear Creek Texas Independent School District General Obligation (CS - FSA) (SPA - Wachovia Bank N.A.) (Callable at $100.00 on 02/15/15)
2,000,000	3.780%, 02/15/2029 (a)	2,000,000
	De Soto Texas Independent School District (LF - Merrill Lynch Capital Services)
365,000	3.810%, 08/15/2029	365,000
	Eclipse Funding Trust - Brownsville Texas Utility System Revenue (CS - AMBAC) (LF - U.S. Bank N.A.) (Callable at $100.00 on 09/01/15)
3,135,000	3.770%, 09/01/2031 (a)	3,135,000
	Eclipse Funding Trust - Texas Southmost College District General Obligation (CS - AMBAC) (LF - U.S. Bank N.A.) (Callable at $100.00 on 02/15/15)
820,000	3.770%, 02/15/2026 (a)	820,000
	Houston Texas Water and Sewer System Revenue (LF - Societe Generale)
5,705,000	3.770%, 12/01/2023	5,705,000
	Texas A&M University Permanent University Fund Revenue (LF - JP Morgan Chase Bank)
200,000	3.780%, 07/01/2012 (a)	200,000
	University of Texas University Revenue Refunding
390,000	3.800%, 08/15/2013	390,000
		17,185,000
	Utah - 0.81%
	Utah Transit Authority Sales Tax Revenue (CS - FSA) (LF - JP Morgan Chase & Company)
700,000	3.780%, 12/15/2013 (a)	700,000
	Virginia - 1.27%
	Loudoun County Virginia General Obligation (LF - JP Morgan Chase Bank)
1,090,000	3.780%, 05/01/2012 (a)	1,090,000
	Washington - 4.93%
	Washington State General Obligation (CS - MBIA) (LF - JP Morgan Chase Bank)
1,060,000	3.810%, 12/01/2014 (a)	1,060,000
	Washington State General Obligation (CS - MBIA-IBC) (SPA - Wachovia Bank N.A.)
3,190,000	3.780%, 05/01/2018 (a)	3,190,000
		4,250,000
	TOTAL FLOATING RATE MUNICIPAL BONDS (Cost $83,783,986)	83,785,000
	TOTAL TAX EXEMPT OBLIGATIONS (Cost $83,783,986)	83,785,000

	PREFERRED SECURITIES AND CORPORATE CREDITS - 8.51%
	PREFERRED STOCKS - 6.41%
	Capital Markets - 0.52%
1,400	Lehman Brothers Holdings Inc. Series F (Callable at $25.00 on 08/31/08)	36,092
16,000	Merrill Lynch & Company Inc. Series 3 (Callable at $25.00 on 11/28/10)	413,600
		449,692
	Commercial Banks - 1.74%
1,900	Abbey National PLC Series B ADR	49,856
16,900	Banco Santander Central Hispano SA Series 1 (Callable at $25.00 on 03/11/09)	432,640
3,900	Bank of New York Capital IV Series E (Guaranteed by Bank of New York) (Callable at $25.00 on 12/07/06)	98,319
100	Bank of New York Capital V Series F (Callable at $25.00 on 05/01/08)	2,410
1,900	Barclays Bank PLC Series 2 (Callable at $25.00 on 09/15/11)	49,229
2,000	HSBC Holdings PLC Series A (Callable at $25.00 on 12/16/10)	50,060
9,000	Royal Bank of Scotland Group PLC Series N ADR (Callable at $25.00 on 06/30/10)	227,700
19,000	SunTrust Banks Inc. Series A (Callable at $25.00 on 09/15/11)	483,740
4,400	Wells Fargo Capital IX (Callable at $25.00 on 04/08/09)	101,024
		1,494,978
	Computers & Peripherals - 0.11%
4,300	Corts - IBM Corporation (Callable at $25.00 on 02/23/09)	98,556
	Diversified Financial Services - 2.28%
20,100	ABN AMRO Capital Funding Trust V Series E (Callable at $25.00 on 07/03/08)	478,380
19,200	Bank of America Corporation Series D (Callable at $25.00 on 09/14/11)	490,944
4,100	General Electric Capital Corporation (Callable at $25.00 on 02/20/08)	100,081
13,600	ING Groep NV (Callable at $25.00 on 01/15/11)	337,416
100	JPMorgan Chase Capital XI (Callable at $25.00 on 06/15/08)	2,342
2,800	JPMorgan Chase Capital XIX Series S (Callable at $25.00 on 09/29/11)	70,336
2,000	SATURNS - Credit Suisse First Boston (Callable at $25.00 on 08/28/08)	49,600
1,100	SATURNS - JPMorgan Chase & Company (Callable at $25.00 on 02/01/07)	27,819
400	SG Preferred Capital II (Callable at $100.00 on 12/15/11)	409,000
		1,965,918
	Diversified Telecommunication Services - 0.11%
3,900	PreferredPlus Trust - BellSouth Telecommunications (Callable at $25.00 on 12/07/06)	98,865
	Electric Utilities - 0.17%
2,800	Alabama Power Company Series II (Insured by XL Capital Assurance) (Callable at $25.00 on 03/15/11)	68,376
1,200	Alabama Power Company Series JJ (Callable at $25.00 on 06/14/11)	30,708
2,000	Entergy Mississippi Inc. (Insured by AMBAC) (Callable at $25.00 on 11/01/07)	50,100
		149,184
	Independent Power Producers & Energy Traders - 0.12%
4,200	Tennessee Valley Authority Series D (Putable at $25.00 on 06/01/07)	99,960
	Insurance - 1.21%
2,000	Aegon NV (Callable at $25.00 on 06/15/15)	50,580
16,800	Aegon NV (Callable at $25.00 on 09/15/11)	433,776
3,100	Corporate-Backed Trust Certificates - Prudential Financial Inc. (Callable at $25.00 on 12/22/08)	72,230
1,900	Prudential PLC (Callable at $25.00 on 09/23/09)	48,393
17,200	Prudential PLC (Callable at $25.00 on 09/23/10)	435,504
		1,040,483
	Thrifts & Mortgage Finance - 0.06%
900	Freddie Mac Series T (Callable at $50.00 on 06/30/11)	47,475
	Wireless Telecommunication Services - 0.09%
3,000	Corporate-Backed Trust Certificates - AT&T Wireless (Callable at $25.00 on 05/01/07)	75,990
	TOTAL PREFERRED STOCKS (Cost $5,461,164)	5,521,101

	CORPORATE BONDS - 2.10%
	Commercial Banks - 1.54%
	Barclays Bank PLC Series 1 ADR (Callable at $100.00 on 12/15/34)
$400,000	6.278%, Perpetual	377,012
	National Capital Trust II 144A (Callable at $100.00 on 03/23/15)
500,000	5.486%, Perpetual (a)	477,312
	Nordea Bank AB 144A (Callable at $100.00 on 04/20/15)
500,000	5.424%, 12/30/2049 (a)	476,354
		1,330,678
	Diversified Financial Services - 0.56%
	ANZ Capital Trust II 144A (Callable at $100.00 on 12/15/13)
500,000	5.360%, Perpetual (a)	481,950
	TOTAL CORPORATE BONDS (Cost $1,804,782)	1,812,628
	TOTAL PREFERRED SECURITIES AND CORPORATE CREDITS (Cost $7,265,946)	7,333,729

	ASSET BACKED SECURITIES AND MORTGAGE BACKED SECURITIES - 30.68%
	COLLATERALIZED MORTGAGE OBLIGATIONS - 10.65%
	Bear Stearns Commercial Mortgage Securities Series 1999-C1 Class B
4,974,000	6.200%, 02/14/2031	5,141,375
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 Class A2
4,000,000	5.439%, 02/12/2039	4,035,760
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,161,267)	9,177,135

	MORTGAGE BACKED SECURITIES - 20.03%
	Federal National Mortgage Association Pool 745676
10,000,000	5.459%, 05/01/2036 (c)	9,280,007
	Federal National Mortgage Association Pool 884751
8,000,000	5.460%, 08/01/2036 (c)	7,986,613
	TOTAL MORTGAGE BACKED SECURITIES (Cost $17,216,016)	17,266,620
	TOTAL ASSET BACKED SECURITIES AND MORTGAGE BACKED SECURITIES (Cost $26,377,283)	26,443,755

	REPURCHASE AGREEMENTS - 24.07%
	Merrill Lynch Repurchase Agreement
1,625,931	4.85%, Collateral: U.S. Treasury Note, 4.000%, 11/15/2012 (d)(e)	1,625,931
	Merrill Lynch Repurchase Agreement
3,885,974	4.95%, Collateral: U.S. Treasury Note, 4.375%, 11/15/2008 (d)(e)	3,885,974
	Merrill Lynch Repurchase Agreement
15,231,899	5.13%, Collateral: U.S. Treasury Note, 4.375%, 12/15/2010 (d)(e)	15,231,899
	TOTAL REPURCHASE AGREEMENTS (Cost $20,743,804)	20,743,804

	SHORT TERM INVESTMENTS - 0.88%
	Commercial Paper - 0.88%
	U.S. Bank Commercial Paper
755,699	5.200%, 10/02/2006	755,699
	TOTAL SHORT TERM INVESTMENTS (Cost $755,699)	755,699

	Total Investments (Cost $138,926,718) - 161.36%	$139,061,987
	Liabilities in Excess of Other Assets - (61.36)%	(52,882,697)
	TOTAL NET ASSETS - 100.00%	$86,179,290

Percentages are stated as a percent of net assets.

(a)	Private placement.
(b)	Escrowed to maturity. Collateral: U.S. Government Securities.
(c)	All or partial amount pledged as collateral for reverse repurchase agreements.
(d)	Proceeds from securities sold short are used to purchase repurchase agreements of the short securities in order to eventually cover the short securities.
(e)	These repurchase agreements are open ended; therefore the total amount to be received upon repurchase and repurchase date are not applicable.

ADR	American Depository Receipt
CS	Credit Support
LF	Liquidity Facility
LOC	Letter of Credit
SPA	Standby Purchase Agreement

Citigroup Alternative Investments Tax Advantaged Short Term Fund
Schedule of Securities Sold Short (Unaudited)
September 30, 2006

Shares or
Principal
Amount		Value
	U.S. Treasury Notes:
$1,657,000	4.000%, 11/15/2012	$1,604,960
3,852,000	4.375%, 11/15/2008	3,828,075
15,062,000	4.375%, 12/15/2010	14,937,272
	Total Securities Sold Short (Proceeds $20,290,008)	$20,370,307

Citigroup Alternative Investments Tax Advantaged Short Term Fund
Schedule of Reverse Repurchase Agreements (Unaudited)
September 30, 2006

OPEN REVERSE REPURCHASE AGREEMENTS:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Merrill Lynch	5.29%	9/26/2006	10/26/2006	$7,785,716	$7,780,000
Merrill Lynch	5.30%	9/15/2006	10/16/2006	8,990,127	8,969,000
					$16,749,000

The cost basis of investments for federal income tax purposes at September 30, 2006, was as follows*:

Cost of investments                                           $138,926,718
Gross unrealized appreciation                                   139,549
Gross unrealized depreciation                                     (4,280)
Net unrealized appreciation                              $       135,269

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Citigroup Alternative Investments Trust

By (Signature and Title) /s/ Reaz Islam
Reaz Islam, President

Date  November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Reaz Islam
Reaz Islam, President

Date  November 28, 2006

By (Signature and Title) /s/ Jeffrey Traum
Jeffrey Traum, Treasurer

Date  November 28, 2006